NOTES PAYABLE	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

Notes payables consist of the following:

	As of March 31,
	2023	2022
American Pacific Bancorp, Inc. – Linden building	$5,594,253	$-
American Pacific Bancorp, Inc. – Revolving Note	1,530,569	-
Unamortized discount and deferred financing costs	(202,779)	-
	$6,922,043	$-

In May 2020, the Company was granted a loan (the “PPP Loan”) by a commercial bank in the amount of $1,040,400, pursuant to the Paycheck Protection Program features of the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”). The Company’s borrowings under the PPP Loan were eligible for loan forgiveness pursuant to the CARES Act. As of March 31, 2021, loan principal in the amount of $1,040,400, excluding accrued but unpaid interest of $8,922, was outstanding. In May 2021, the Company was notified by the lender that the Company’s obligations under the PPP Loan were forgiven effective May 25, 2021.

On June 15, 2022, Linden Real Estate Holdings, LLC, a wholly owned subsidiary of the Company, American Pacific Bancorp, Inc. (“APB”), and the Company entered into a Loan Agreement pursuant to which APB loaned the Company approximately $5.7 million. The loan bears interest at the annual rate of 8%, matures on June 1, 2024, and is secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of DSS. Heng Fai Ambrose Chan, Frank D. Heuszel and John “JT” Thatch, each a Director of the Company, also serve on the Board of Directors of DSS, and Messrs. Chan and Heuszel also serve on the Board of Directors of APB. Monthly payments of principal and interest in the amount of $43,897 have been made since July 1, 2022, and are payable on the same date of each month thereafter. The Company paid $418,323 in principal and interest related to the loan for the twelve months ended March 31, 2023.

On August 11, 2022, the Company executed a revolving credit promissory note with APB (“the APB Revolving Note”) pursuant to which the Company has access to advances with a maximum principal balance not to exceed the principal sum of $10 million. The APB Revolving Note included origination fees of $600,000. The Note is collateralized by the assets of the Company, and it bears interest at the annual rate of 8% and such interest shall be due and payable quarterly. Interest payments on the loan are due and payable on the last day of each consecutive third calendar month until the maturity date of August 12, 2024. As of March 31, 2023, the Company had $1.5 million outstanding under the APB Revolving Note and accrued interest of $54,384.